Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 9,187,091	$ 610,017
Hangzhou Vanke Investment Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	2,130,255
Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,950,347
Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,774,667
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,100,107	610,017
Wuhu Gopher Investment Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	924,018
Gopher investment Fund SPC
Related Party Transaction [Line Items]
Deferred revenue from related parties	576,937
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	292,272
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	236,586
Kunshan Jingzhao Equity Investment Management Co., Ltd
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 201,902